Inventory	12 Months Ended
Dec. 31, 2019
Inventory
Inventory

5. Inventory

Inventory consists of the following:

	December 31,	December 31,
	2018	2019
Raw materials	696,005	510,990
Work in process	6,727	1,862
Finished Goods	723,591	291,116
Merchandise	38,916	95,987
Less: write-downs	—	(10,427)
Total	1,465,239	889,528

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Work in progress are mainly used for research and development of new models and will be expensed when incurred. Electric drive systems in production are also recorded as work in progress.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at our sales and service center locations and charging piles.

Merchandise inventory includes accessories and branded merchandise of NIO which can be redeemed by deducting membership rewards points of customer loyalty program in the Group’s application store.

Inventory write-downs recognized in cost of sales for the years ended December 31, 2017 and 2018 and 2019 were nil, nil and 10,427, respectively.